MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2023
Disclosure Of Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4: -     MARKETABLE SECURITIES

Financial assets measured at fair value through profit or loss:

	June 30, 2023	December 31, 2022
	Unaudited	Audited

Corporate bonds and government treasury notes	-	6,375

	$-	$6,375